	As filed with the Securities and Exchange	Registration No. 033-75974
	Commission on April 21, 2010	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 25 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
ING Life Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2831
Michael A. Pignatella, Counsel
ING US Legal Services
One Orange Way, C1S, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 30, 2010 pursuant to paragraph (b) of Rule 485
If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Group Installment and Single Purchase Payment Variable
Annuity Contracts

PART A

ING Life Insurance and Annuity Company
Variable Annuity Account C
403(b), 401 and HR 10 Plans
CONTRACT PROSPECTUS APRIL 30, 2010

The Contracts. The contracts described in this prospectus are group installment	The Funds
and single purchase payment variable annuity contracts issued by ING Life
Insurance and Annuity Company (the Company, we, us). They are intended to be	ING Balanced Portfolio(Class I)
used as funding vehicles for certain types of retirement plans that may qualify for	ING Growth and Income Portfolio
beneficial tax treatment under certain sections of the Internal Revenue Code of	(Class I)
1986, as amended (Tax Code).	ING Intermediate Bond Portfolio
Why Reading this Prospectus is Important. Before you participate in the contract	(Class I)
through your retirement plan, you should read this prospectus. It provides facts	ING Money Market Portfolio
(Class I)
about the contract and its investment options. Plan sponsors (generally your	ING UBS U.S. Large Cap Equity
employer or a trust) should read this prospectus to help determine if the contract is	Portfolio (I Class)
appropriate for their plan. Keep this document for future reference.
Investment Options. The contracts offer variable investment options and fixed interest options. When we establish your account, the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.
Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds
(funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.
Fixed Interest Options

> Guaranteed Accumulation Account
> Fixed Account
Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate prospectus for the Guaranteed
Accumulation Account.
Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract
Distribution” for further information about the amount of compensation we pay.
Risks Associated with Investing in the Funds. Information about the risks of investing in the funds is located in the
“Investment Options” section of this prospectus on page 10 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the prospectuses for future reference.
Getting Additional Information. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus. You may obtain the April 30, 2010 Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862 or writing to us at the address referenced in the “Contract Overview - Questions: Contacting the Company” section of the prospectus. You may also obtain an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (SEC) web site, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch.
Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-
SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580,
Washington, D.C. 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is
033-75974. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333158492-.
The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.
Additional Disclosure Information. Neither the SEC, nor any state securities commission has approved or disapproved the contracts offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these contracts in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

This Page Intentionally Left Blank

PRO.75974-10

TABLE OF CONTENTS

Contract Overview		4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts		5
Contract Phases: The Accumulation Phase, The Income Phase		5
Fee Table		6
Condensed Financial Information		8
Variable Annuity Account C		8
The Company		9
Investment Options		10
Transfers Among Investment Options		11
Contract Purchase and Participation		14
Contract Ownership and Rights		15
Right to Cancel		16
Fees		16
Your Account Value		19
Withdrawals		21
Systematic Distribution Options		22
Death Benefit		23
The Income Phase		24
Contract Distribution		27
Tax Considerations		29
Other Topics		35
Performance Reporting - Voting Rights - Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership; Assignment - Intent to Confirm Quarterly
Contents of the Statement of Additional Information		37
Appendix I - Guaranteed Accumulation Account		40
Appendix II - Fixed Account		43
Appendix III - Description of Underlying Funds		44
Appendix IV - Condensed Financial Information		CFI-1

PRO.75974-10	3

CONTRACT OVERVIEW

Questions: Contacting the	The following is intended as a summary. Please read each section of
Company. To answer your questions,	this prospectus for additional information.
contact your local representative or
write or call our Home Office:	Who’s Who

ING	You (the participant): The individual participating in a retirement
USFS Customer Service	plan, where the plan uses the contracts as a funding option.
Defined Contribution Administration
P.O. Box 990063	Plan Sponsor: The sponsor of your retirement plan. Generally, your
Hartford, CT 06199-0063	employer.

1-800-262-3862	Contract Holder: The person or entity to whom we issue the contract.
Sending Forms and Written	Generally, the plan sponsor or plan trustees. We may also refer to the
Requests in Good Order.	contract holder as the contract owner.
If you are writing to change your
beneficiary, request a withdrawal, or	We (the Company): ING Life Insurance and Annuity Company. We
for any other purpose, contact your	issue the contract.
local representative or the Company to
learn what information is required in	For greater detail, please review “Contract Ownership and Rights” and
order for the request to be in “good	“Contract Purchase and Participation.”
order.” Generally, a request is
considered to be in “good order” when	The Contract and Your Retirement Plan
it is signed, dated and made with such
clarity and completeness that we are	Retirement Plan (plan). A plan sponsor has established a retirement
not required to exercise any discretion	plan for you. This contract is offered as a funding option for that plan.
in carrying it out. By contacting us, we	We are not a party to the plan, so the terms and the conditions of the
can provide you with the appropriate	contract and the plan may differ.
administrative form for your requested
transaction.	Plan Type. We refer to the retirement plan by the Tax Code section under which it qualifies. For example, a “403(b) plan” is a plan that
We can only act upon written requests	qualifies for tax treatment under Tax Code section 403(b). To learn
that are received in good order.	which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), 403(a) or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See
“Contract Purchase and Participation.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan.

For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail, see “Contract Ownership and Rights.”

PRO.75974-10	4

Contract Facts

Free Look/Right to Cancel. The contract holder or you, if permitted by the plan, may cancel the contract within 10 days of receiving the contract or evidence of participation in the contract (or as otherwise required by law). See
“Right To Cancel.”

Death Benefit. A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See “Death Benefit” and “The Income
Phase.”

Withdrawals. During the accumulation phase the contract holder or you, if permitted by the plan, may withdraw all or a part of your account value. Amounts withdrawn may be subject to an early withdrawal charge, other deductions, tax withholding and taxation. See “Withdrawals” and “Taxation.”

Systematic Distribution Options. The contract holder or you, if permitted by the plan, may elect for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “Systematic
Distribution Options.”

Fees. Certain fees are deducted from your account value. See “Fee Table” and “Fees.”
Taxation. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Tax Considerations.”
Contract Phases
I. The Accumulation Phase (accumulating retirement benefits)
Payments to
STEP 1: The contract holder or you provides ING Life			Your Account
Insurance and Annuity Company with your completed			Step 1 ||
enrollment materials. The contract holder directs us to set up an
account for you.		ING Life Insurance and Annuity Company
		(a) ||	Step 2		(b) ||
STEP 2: The contract holder, or you if permitted by your plan,			Variable Annuity
directs us to invest your account dollars in any of the following		Fixed	Account C
investment options:		Interest
a)	Fixed Interest Options; or	Options	Variable Investment Options
b)	Variable Investment Options. (The variable investment
	options are the subaccounts of Variable Annuity Account		The Subaccounts
	C. Each one invests in a specific mutual fund.)		A	B	Etc.

STEP 3: The subaccount(s) selected purchases shares of its			||	Step 3 ||
assigned fund.			Mutual	Mutual
			Fund A	Fund B

II.	The Income Phase (receiving income phase payments from your contract)

The contracts offer several income phase payment options. See “The Income Phase.” In general, you may:

>	Receive income phase payments over a lifetime or for a specified period;
>	Receive income phase payments monthly, quarterly, semi-annually or annually;
>	Select an income phase option that provides a death benefit to beneficiaries; and
>	Select fixed income phase payment or variable income phase payments that vary based upon the performance of the variable investment options you select.

PRO.75974-10	5

FEE TABLE

In This Section:		The following tables describe the fees and expenses that you will pay
>	Maximum Contract Holder	when buying, owning, and withdrawing from your contract. The first
	Transaction Expenses	table describes the fees and expenses that you will pay at the time that
>	Maximum Separate Account	you buy the contract, withdraw from the contract, or transfer cash value
	Annual Expenses	between investment options. State premium taxes may also be
>	Total Annual Fund	deducted.* See “The Income Phase” for fees that may apply after you
	Operating Expenses	begin receiving payments under the contract.
>	Hypothetical Examples
>	Fees Deducted by the Funds	Maximum Contract Holder Transaction Expenses
Plan Type:
See the “Fees” section for:			403(b)	401	HR 10
>	Early Withdrawal Charge	Maximum Sales and Administrative
Expense Charge
	Schedules	(as a percentage of contributions
>	How, When and Why Fees	to your account)	6.00%[1]	5.00%[2]	1.75%
are Deducted
>	Redemption Fees	Insurance Rider Charge
(as a percentage of contributions
>	Premium and Other Taxes	to your account)	1.00%[3]	--	--

See “The Income Phase” for:		Maximum Early Withdrawal
>	Fees During the Income	Charge
	Phase	(as a percentage of amount
		withdrawn)	2%[4]	5%[5]	2%[4]

		Allocation and Transfer Fees[6]	$0.00-$10.00	$0.00-$10.00	$0.00-$10.00

		[1]	We currently only impose a charge of 1.75%; however we reserve the right to charge 6.00%.
		[2]	We currently only impose a charge of 1.75%; however we reserve the right to charge 5.00%.
		[3]	This is an optional charge that only applies if the minimum death benefit guarantee is elected.
		[4]	Only applies if fewer than five contract years have been completed.
		[5]	Diminishes to zero over six contract years; see schedule in “Fees” section.
		[6]	The Company currently allows an unlimited number of transfers or allocation changes without charge. However, the Company reserves the right to impose a transfer fee of $10.00 for each transfer or allocation change in excess of 12 during each contract year. (See “Fees - Allocation and Transfer Fee.”)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Separate Account Annual Expenses
(as a percentage of average account value)
		403(b)	401		HR 10

Mortality and Expense Risk Charge		1.25%	1.19%		1.25%

Total Separate Account Annual Expenses		1.25%	1.19%		1.25%

*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

PRO.75974-10		6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.
Total Annual Fund Operating Expenses						Minimum	Maximum
(expenses that are deducted from fund assets, including management fees and
other expenses)						0.37%		0.85%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract these costs include contract holder transaction expenses, separate account annual expenses, and fund fees and expenses applicable to that type of contract.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the maximum fees and
expenses of any of the funds.		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account				(B) If you do not withdraw your entire
	value at the end of the applicable time				account value or if you select an income
	period:				phase payment option at the end of the
					applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
403(b) Plans	$1,090	$1,514	$1,750	$2,961	$898	$1,312	$1,750	$2,961

401 Plans	$1,186	$1,419	$1,653	$2,750	$697	$1,108	$1,543	$2,750

HR 10 Plans	$587	$1,035	$1,284	$2,564	$384	$821	$1,284	$2,564

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated.
The Examples also assume that your investment has a 5% return each year and assume the minimum fees and
expenses of any of the funds.		Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account				(B) If you do not withdraw your entire
	value at the end of the applicable time				account value or if you select an income
	period:				phase payment option at the end of the
					applicable time period:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
403(b) Plans	$1,046	$1,381	$1,520	$2,487	$853	$1,175	$1,520	$2,487

401 Plans	$1,142	$1,283	$1,420	$2,264	$651	$968	$1,307	$2,264

HR 10 Plans	$540	$894	$1,041	$2,063	$337	$677	$1,041	$2,063


PRO.75974-10			7

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impact the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The
Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and
Expenses” for additional information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In Appendix IV, we provide condensed financial information about the Variable Annuity Account C subaccounts available under the contracts. The tables show the value of the subaccounts over the past 10 years. For subaccounts that were not available 10 years ago, we give a history from the date purchase payments were first received in the subaccounts under the contracts.

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity
Company are located in the Statement of Additional Information.

VARIABLE ANNUITY ACCOUNT C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life
Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940
(the “40 Act”). It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity
Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

PRO.75974-10

THE COMPANY

ING Life Insurance and Annuity Company (the Company, we) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable
Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas
life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life
Insurance and Annuity Company.
As part of a restructuring plan approved by the European Commission, ING Groep N.V. has agreed to separate its banking and insurance business by 2013. ING Groep N.V. intends to achieve this separation over the next four years by divestment of its insurance and investment management operations, including the Company. ING Groep has announced that it will explore all options for implementing the separation including initial public offerings, sales or a combination thereof.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way
Windsor Connecticut 06095-4774

Regulatory Developments - the Company and the Industry. As with many financial services companies, the
Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Insurance and Retirement Plan Products and Other Regulatory Matters. Federal and state regulators and self-
regulatory agencies are conducting broad inquiries and investigations involving the insurance and retirement industries. These initiatives currently focus on, among other things, compensation, revenue sharing, and other sales incentives; potential conflicts of interest; sales and marketing practices (including sales to seniors); specific product types (including group annuities and indexed annuities); product administrative issues; and disclosure. The
Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and have cooperated and are cooperating fully with each request for information. Some of these matters could result in regulatory action involving the Company.
These initiatives also may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

PRO.75974-10

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission
(“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.
Action has been or may be taken with respect to certain ING affiliates before investigations relating to fund trading are completed. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on
ING or ING’s U.S. based operations, including the Company.

Product Regulation. Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-
regulatory authorities, including state insurance regulators, state securities administrators, the SEC, the Financial
Industry Regulatory Authority (“FINRA”), the Department of Labor and the Internal Revenue Service (“IRS”). For
example, U.S. federal income tax law imposes requirements relating to product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “Tax
Considerations” for further discussion of some of these requirements. Failure to administer certain product features could affect such beneficial tax treatment. In addition, state and federal securities and insurance laws impose requirements relating to insurance product design, offering and distribution, and administration. Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties imposed by a particular governmental or self regulatory authority and unanticipated claims and costs associated with remedying such failure. Additionally, such failure could harm the Company’s reputation, interrupt the Company’s operations or adversely impact profitability.
INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account, the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity
Account C (the separate account), a separate account of the Company. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the fund.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendix I and II and the Guaranteed
Accumulation Account prospectus.

Selecting Investment Options

• Choose options appropriate for you. Your local representative can help evaluate which funds or fixed interest options may be appropriate for your financial goals.

• Understand the risks associated with the options you choose. Some funds are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

• Be informed. Read this prospectus, the fund prospectuses, fixed interest option appendices, and the Guaranteed Accumulation Account prospectus. Fund prospectuses and/or a Guaranteed Accumulation Account prospectus may be obtained, free of charge, by calling the Company at the telephone number listed in “Contract Overview -Questions: Contacting the Company,” by accessing the SEC’s website, or by contacting the SEC Public Reference Branch.

PRO.75974-10

Limits on Option Availability. Some funds and fixed interest options may not be available through certain contracts and plans, or in some states. We may add, withdraw or substitute funds, subject to the conditions in the contract and regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Additional Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the
Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared”
funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

>	Mixed-bought for annuities and life insurance.

> Shared-bought by more than one company.

It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events to identify any conflict that might arise and to determine what action, if any, should be taken to address such conflicts.

TRANSFERS AMONG INVESTMENT OPTIONS

Transfers Among Investment Options. During the accumulation phase, the contract holder, or you if permitted by the plan, may transfer amounts among the investment options. Subject to the contract holder’s approval, requests may be made in writing, by telephone or, where applicable, electronically. Transfers from fixed interest options may be restricted as outlined in Appendices I and II. You may not make transfers once you enter the income phase. See
“The Income Phase.”

Charges for Transfers. We currently do not charge for transfers or allocation changes. We do however, reserve the right to charge a fee of $10.00 for each transfer and/or allocation change in excess of 12 made in any calendar year.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your request in good order at the address listed in “Contract
Overview - Questions: Contacting the Company.”

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring the use of a personal identification number
(PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone instructions we believe to be genuine. If a loss occurs when we rely on such instruction, you will bear the loss.

PRO.75974-10	11

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the ING family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

• Meets or exceeds our current definition of Excessive Trading, as defined below; or
• Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

We currently define “Excessive Trading” as:

• More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of
Excessive Trading; or
• Six round-trips involving the same fund within a rolling twelve month period.

The following transactions are excluded when determining whether trading activity is excessive:

• Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);
• Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;
• Purchases and sales of fund shares in the amount of $5,000 or less;
• Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and
• Transactions initiated by us, another member of the ING family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter (once per year) warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice
Response Unit (VRU), telephone calls to the ING Customer Service Center or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic
Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

PRO.75974-10 12

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic
Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our
Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants, and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted
above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the ING family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations
(which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

PRO.75974-10

As a result of this information sharing, a fund company may direct us to restrict a contract owner or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for retirement plans that qualify under certain provisions of the Internal Revenue Code of 1986, as amended (Tax Code). The contracts are available for:

(1) Plans that qualify under section 403(b) of the Tax Code (403(b) plans);

(2) Plans established by corporations that qualify under sections 401(a), 401(k) or 403(a) of the Tax Code (401 plans); and

(3) Plans established by self-employed individuals under sections 401(a), 401(k) or 403(a) of the Tax Code (HR 10 plans).

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account
(such as a 401(a), 401(k), 403(a) or 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract

(1) The contract holder submits the required forms and application to the Company.
(2) We approve the forms and issue a contract to the contract holder.

Participating in the Contract. If the contract provides for the establishment of individual accounts for employees under the plan:

(1) We provide you with enrollment materials for completion and return to us.

(2) If your enrollment materials are complete and in good order, we establish an account for you.

Acceptance or Rejection of Applications or Enrollment Forms. We must accept or reject an application of your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold payments for longer periods with the permission of the contract holder. If we agree to this, we will deposit the payments in the ING Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment form, we will return the forms and any payments.

Types of Contracts. The following types of contracts are available:

> Continuous purchase payments over time into an installment purchase payment contract; and
> Lump sum transfer from a previous plan into a single purchase payment contract, in accordance with our procedures in effect at the time of purchase.

For HR 10 plans and 401 plans, purchase payments must be large enough to fulfill the terms of the plan. In addition, for HR 10 plans, purchase payments must aggregate $4,000 annually.

PRO.75974-10 14

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages.
Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “Tax
Considerations.”
Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1) Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-
term investment or expect to need to make withdrawals before you are 59½.

(2) Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides.
As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4) Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative. These alternative options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person or entity to whom we issue the contract. The contract holder is usually your employer, unless the plan has a trustee, in which case the trustee is usually the contract holder.

Who Owns Money Accumulated Under the Contract? If the contract holder directs that we establish an account for you, you have the right to the value of your account to the extent provided by the plan.

What Rights Do I Have Under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

PRO.75974-10 15

RIGHT TO CANCEL

When and How to Cancel. The contract holder, or you if permitted under the plan, may cancel the contract or your participation in the contract by returning the document and a written notice of cancellation to the Company within
10 days of receiving it (or as otherwise required by state law).

Refunds. We will produce a refund no later than seven calendar days after we receive the required documents and the written notice in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”
The refund will equal amounts contributed to the account plus any earnings or less any losses attributable to those contributions allocated to the variable investment options, unless otherwise required by law. Any mortality and expense risk charges deducted during the period you held the contract will not be returned. We will return any sales and administrative expense charge or insurance rider charge deducted. We will not deduct an early withdrawal charge, nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation
Account.

FEES

Types of Fees	The following repeats and adds to information provided in the “Fee Table”
section. Please review both this section and the “Fee Table” section for
You may incur the following	information on fees.
types of fees or charges under
the contract:	Transaction Fees

> Transaction Fees	Maximum Sales and Administrative Expense Charge
• Maximum Sales and
Administrative Expense		As a percentage of each
Charge		purchase payment to	As a percentage of a net
• Early Withdrawal Charge		the contract:	purchase payment:
• Allocation and Transfer	403(b) plans	6.00%	6.40%
Fee	401 plans	5.00%	5.30%
• Insurance Rider Charge	HR 10 plans	1.75%	1.80%
• Redemption Fees
When/How. This fee is deducted from payments to a contract, after any
> Fees Deducted from	deductions are made for premium taxes and/or insurance rider premiums.
Investments in the	The amount shown in the table above is the maximum amount that we can
Subaccounts	deduct. We are currently only deducting 1.75% from each purchase payment
• Mortality and Expense	for 403(b) contracts, 401 contracts and HR 10 contracts.
Risk Charge
Purpose. This fee helps reimburse us for sales and administrative expenses
> Fund Fees and Expenses	associated with the sale and maintenance of the contract.

Terms to Understand in the	Early Withdrawal Charge
Schedules
Withdrawal of all or a portion of your account value may be subject to a
Contract Year - The period of 12	charge. In the case of a partial withdrawal where you request a specified
months, measured from the	dollar amount, the amount withdrawn from your account will be the amount
contract’s effective date or from	you specified plus adjustment for any applicable early withdrawal charge.
any anniversary of such effective
date, for which all required	Amount. The charge is a percentage of the amount withdrawn from the
payments have been received.	contract. Under a 403(b) or 401 plan, there is no early withdrawal charge for termination of an individual account. Under an HR 10 plan, there is no early withdrawal charge for termination of an individual account due to your death.

PRO.75974-10	16

For HR 10 and 403(b) contracts, an early withdrawal charge of 2% of the amount withdrawn will be assessed if the contract is terminated before five contract years have been completed (see sidebar), or before the tenth anniversary of the contract, whichever occurs first.

For 401 contracts the early withdrawal charge is a percentage of the amount withdrawn according to the table below.

401 Contracts

Completed Contract Years	Early Withdrawal Charge
Less than 1	5%
1 or more but fewer than 2	5%
2 or more but fewer than 3	4%
3 or more but fewer than 4	3%
4 or more but fewer than 5	2%
5 or more but fewer than 6	1%
6 or more	0%

Purpose. This is a deferred sales charge. The charge reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge and the sales and administrative expense charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Allocation and Transfer Fee

Amount. We currently do not impose a fee for allocation changes or transfers among investment options. We reserve the right, however, to charge $10 for each allocation change or transfer in excess of 12 that occur in a calendar year.

Purpose. This fee reimburses us for administrative expenses associated with transferring or reallocating your dollars among investment options.

Insurance Rider Charge (403(b) plans only)

Amount. 1% of each payment to the contract.

When/How. This fee is deducted from contributions to the contract made on behalf of any participant for whom the rider is elected.

Purpose. This is an option that may be elected by the contract holder or you, if permitted by the plan, to purchase a minimum death benefit guarantee. This guarantee provides that if you die before income payments commence, the minimum death benefit will equal purchase payments (less any withdrawals) made on your behalf, regardless of the value of your account at the time of death.

Contracts issued to 401 plans contain the same guarantee, but the premium for the rider is included in the contract’s sales and administrative expense charge.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

PRO.75974-10	17

Fees Deducted from Investments in the Subaccounts

Mortality and Expense Risk Charge
Amount. During the accumulation phase the amount of this charge, which is deducted from the account value invested in the subaccounts, varies depending upon the type of contract, as follows:

1)	For HR 10 plan and 403(b) plan contracts, the charge is 1.25% annually; or
2)	For 401 plans, the charge is 1.19% annually.

See “The Income Phase - Charges Deducted” for charges deducted during the income phase.

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contracts.

>	The mortality risks are those associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts.
>	The expense risk is that actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

Fund Fees and Expenses
As shown in the fund prospectuses and described in the “Fees - Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund.
Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The Company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC or other Company affiliates, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a
Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The
Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors. Only affiliated funds are available under the contract.

PRO.75974-10	18

Types of Revenue Received from Affiliated Funds

The types of revenues received by the Company from affiliated funds may include:

• A share of the management fee deducted from fund assets;

• Service fees that are deducted from fund assets;

• For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets; and

• Other revenues that may be based either on an annual percentage of average net assets held in the fund by the
Company or a percentage of the fund’s management fees.

These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The Company receives additional amounts related to affiliated funds in the form of intercompany payments from the fund’s investment adviser or the investment adviser’s parent. These intercompany payments provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.
In addition to the types of revenue received from affiliated funds described below, affiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits.
These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See
“Contract Distribution.”

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon jurisdiction.
When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity rates. In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account.
See “Tax Considerations.”

PRO.75974-10 19

YOUR ACCOUNT VALUE
During the accumulation phase, your account value at any given time equals:
> Account dollars directed to the fixed interest options, including interest earnings to date; minus
> Any deductions from the fixed interest options (e.g. withdrawals, fees); plus
> The current dollar value of amounts invested in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in
“accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.
Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses and the mortality and expense risk charge. We discuss these deductions in more detail in “Fee Table” and “Fees.”
Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”)
(normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.
Current AUV = Prior AUV x Net Investment Factor
Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations, equals the sum of 1.0000 plus the net investment rate.
Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
> The net assets of the fund held by the subaccount as of the current valuation; minus
> The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
> Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
> The total value of the subaccount units at the preceding valuation; minus
> A daily deduction for the mortality and expense risk charge. See “Fees.”
The net investment rate may be either positive or negative.

PRO.75974-10 20

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment, the applicable AUV’s after the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time)
are $10 for Subaccount A and $25 for Subaccount B. Your account is credited with 300 accumulation units of
Subaccount A and 80 accumulation units of Subaccount B.

$5,000 contribution
Step 1: You make a net contribution of $5,000.			Step 1 ||

ING Life Insurance and Annuity Company
Step 2:
A.	You direct us to invest $3,000 in Fund A.		Step 2 ||
	Your dollars purchase 300 accumulation	Variable Annuity Account C
units of Subaccount A ($3,000 divided by
	the current $10 AUV).	Subaccount A	Subaccount B Etc.
B.	You direct us to invest $2,000 in Fund B.	300	80
	Your dollars purchase 80 accumulation	accumulation	accumulation
	units of Subaccount B ($2,000) divided by	units	units
the current $25 AUV).
		||	Step 3 ||
Step 3: The separate account then purchases
shares of the applicable funds at the current		Fund A	Fund B
market value (net asset value or NAV).

The fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of
the	applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed after the close of the NYSE on that day (normally at 4:00 p.m. Eastern Time). The value of subaccounts may vary day to day.

PRO.75974-10		21

WITHDRAWALS
Taxes, Fees and Deductions	Making a Withdrawal. Subject to Tax Code withdrawal restrictions, the contract holder or you, if permitted by the plan, may withdraw all or a portion
Amounts withdrawn may be	of your account value at any time during the accumulation phase.
subject to one or more of the
following:	Steps for Making a Withdrawal. The contract holder or you, if permitted by
> Early Withdrawal	the plan must:
Charge. See “Fees - Early
Withdrawal Charge”	> Select the withdrawal amount
> Market Value	(1) Full Withdrawal: You will receive, reduced by any required tax, your
Adjustment. See	account value allocated to the subaccounts, the Guaranteed
Appendix I	Accumulation Account (plus or minus any market value adjustment)
> Redemption Fees. See	and to the Fixed Account, minus any applicable early withdrawal charge
“Fees - Redemption Fees.”	or redemption fees.
> Tax Penalty. See “Tax
Considerations;” and/or	(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will
> Tax Withholding. See	receive, reduced by any required tax, the amount you specify, subject
“Tax Considerations.”	to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early
To determine which may	withdrawal charge or redemption fees, and any positive or negative
apply, refer to the appropriate	market value adjustment for amounts withdrawn from the Guaranteed
sections of this prospectus,	Accumulation Account.
contact your local
representative or call the	> Select Investment Options. If not specified, we will withdraw dollars in
Company at the number listed	the same proportion as the values you hold in the various investment
in “Contract Overview -	options from each investment option in which you have an account value.
Questions: Contacting the
Company.”	> Properly complete a disbursement form and submit it to the address listed in “Contract Overview - Questions: Contacting the Company.”

Calculation of Your Withdrawal. Your plan determines if your account value is calculated by us or by your plan administrator. If we calculate it, we do so every normal business day after the close of the NYSE (normally at 4:00
p.m. Eastern Time). All withdrawal amounts paid will be based on your account value as of either:

(1)	The next valuation after receiving a request for withdrawal at the address listed in “Contract Overview -
Questions: Contacting the Company”; or
(2)	On such later date as specified on the disbursement form.

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements.
Normally, your payment will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

Reinvestment Privilege. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will credit the amount reinvested proportionally for early withdrawal charges imposed at the time of withdrawal. We will reinvest in the same investment options and proportions in place at the time of withdrawal.
Special rules apply to reinvestments of amounts withdrawn from the Guaranteed Accumulation Account. See
Appendix I. Seek competent advice regarding the tax consequences associated with reinvestment.

PRO.75974-10	22

Withdrawal Restrictions for 403(b) Plans. Section 403(b)(11) of the Tax Code generally prohibits withdrawal prior to your death, disability, attainment of age 59½, severance from employment or financial hardship, of the following:

(1) Salary reduction contributions made after December 31, 1988;
(2) Earnings on those contributions; and
(3) Earnings during such period held on amounts as of December 31, 1988.

Income attributable to salary reduction contributions and credited on or after January 1, 1989, may not be distributed in the case of hardship.

Other withdrawals may be allowed as provided for under the Tax Code or regulations.
Effective January 1, 2009, 403(b) regulations impose restrictions on the distribution of 403(b) employer contributions under certain contracts. See “Taxation of Qualified Contracts - Distributions - 403(b) Plans.”
SYSTEMATIC DISTRIBUTION OPTIONS
Availability of Systematic Distribution Options. These options may be	Features of a Systematic
exercised at any time during the accumulation phase of the contract. To	Distribution Option
exercise one of these options, the account value must meet any minimum
dollar amount and you must meet any age criteria applicable to that option.	A systematic distribution
Check with the contract holder or the Company to determine which systematic	option allows the contract
distribution options are available under your plan.	holder, or you if permitted
under the plan, to receive
The systematic distribution options currently available under the contract	regular payments from your
include the following:	account, without moving into
the income phase. By
> SWO-Systematic Withdrawal Option. SWO is a series of automatic	maintaining your account in
partial withdrawals from your account based on the payment method	the accumulation phase,
selected. It is designed for those who would like a periodic income while	certain rights and flexibility
retaining investment flexibility for amounts accumulated under the	are retained and accumulation
contract.	phase fees continue to apply.
Because the account remains
> ECO-Estate Conservation Option. ECO offers the same investment	in the accumulation phase, all
flexibility as SWO, but is designed for those who want to receive only the	accumulation phase changes
minimum distribution that the Tax Code requires each year. Under ECO,	continue to apply.
we calculate the minimum distribution amount required by law (generally at age 70½ or retirement, if later) and pay you that amount once a year.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time.
You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the address listed in “Contract Overview - Questions: Contacting the
Company.”

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time, and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder, or you if permitted by the plan, may revoke it at any time by submitting a written request to the address listed in “Contract Overview - Questions: Contacting the Company.” Any revocation will apply to the amount yet to be paid. Once an option is revoked for an account, it may not be elected again until the next calendar year, nor may any other systematic distribution option be elected.
Charges and Taxation. Taking a withdrawal under a systematic distribution option may have tax consequences.
See “Tax Considerations.”

PRO.75974-10 23

DEATH BENEFIT

During the Income Phase	The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder
This section provides	may direct that we make any payments to the beneficiary you name under
information about the	the plan (plan beneficiary).
accumulation phase. For death

benefit information applicable	During the Accumulation Phase
to the income phase, see “The
Income Phase.”	Payment Process

> Following your death, the contract holder (on behalf of the plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order.
> The payment request should include selection of a benefit payment option.
> Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address listed in “Contract
Overview - Questions: Contacting the Company,” we will mail payment, unless otherwise requested.

Until a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract holder and the Tax Code:

> Lump-sum payment;
> Payment in accordance with any of the available income phase payment options. See “The Income Phase - Payment Options”; or
> If the plan beneficiary is your spouse, payment in accordance with an available systematic distribution option. See “Systematic Distribution
Options.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account.
This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.

The following options are also available; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

> Leaving your account value invested in the contract; or
> Under some contracts, leaving your account value on deposit in the
Company’s general account, and receiving monthly, quarterly, semi-
annual or annual interest payments at the interest rate currently credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “The Income Phase -
Payment Options.”

PRO.75974-10	24

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and selection of a payout option in good order.
Under some plans, the minimum benefit is guaranteed not to fall below the total of all payments to the account, adjusted for any partial withdrawals. Interest on amounts in the fixed interest options, if any, will be paid from the date of death at a rate no less than required by law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal)
will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in Appendix I and in the Guaranteed Accumulation Account prospectus.
Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties.
Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Tax Considerations” for additional information.
THE INCOME PHASE
During the income phase, you stop contributing dollars to your account and	We may have used the
start receiving payments from your accumulated account value.	following terms in prior
prospectuses:
Initiating Income Phase Payments. At least 30 days prior to the date you
want to start receiving income phase payments, the contract holder or you, if	Annuity Phase – Income
permitted by the plan, must notify us in writing of the following:	Phase

> Payment start date;	Annuity Option – Income
Phase Payment Option
> Payment option. See the income phase payment options table in this
section;	Annuity Payment – Income
> Payment frequency (i.e., monthly, quarterly, semi-annually or annually);	Phase Payment

> Choice of fixed or variable payments;	Annuitization – Initiating
Income Phase Payments
> Selection of an assumed net investment rate (only if variable payments are elected); and

> Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once a payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age (“adjusted” age for some contracts), your account value, the income phase payment option selected, number of guaranteed income phase payments (if any) selected, and whether variable or fixed payments are selected.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3.5%. If you select a 5% rate, your first payment will be higher, but subsequent income phase payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

PRO.75974-10 25

For more information about selecting an assumed net investment rate, request a copy of the SAI by calling the
Company. See “Contract Overview - Questions: Contacting the Company.”

Minimum Income Phase Payment Amounts. The income phase payment option selected must result in one or both of the following:

> A first payment of at least $20; or

> Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge and administrative charge, consisting of a daily deduction of up to 1.40% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under income phase payment options and is applicable to all income phase payment options, including variable options under which we do not assume a mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do
so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We do not charge a withdrawal charge for amounts applied to income phase payments.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us and the payment request in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature.
The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.
Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the
Tax Code. See “Tax Considerations.”

PRO.75974-10 26

Income Phase Payment Options
The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Check with your contract holder for details. We may offer additional payment options under the contract from time to time.
Terms used in the Tables:
Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.
Beneficiary: The person designated to receive the death benefit payable under the contract.
Lifetime Income Phase Payment Options

Length of Payments: For as long as the annuitant lives. It is possible that only one
Life Income	payment will be made should the annuitant die prior to the second payment’s due date.
Death Benefit-None: All payments end upon the annuitant’s death.

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years or as otherwise specified in the contract.
Life Income-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all
Guaranteed	the guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Payments*	Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum equal to the present value of the remaining guaranteed payments.

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.
Continuing Payments:
Life Income-	(a) This option allows a choice of 100%, 66 2/3% or 50% of the payment to continue to the
Two Lives	surviving annuitant after the first death; or
(b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and
50% of the payment to continue to the second annuitant on the annuitant’s death.
Death Benefit-None: All payments end after the deaths of both annuitants.

Length of Payments: For as long as either annuitant lives, with payments guaranteed for
5-30 years, or as otherwise specified in the contract.
Life Income-	Continuing Payments: 100% of the payment will continue to the surviving annuitant after
Two Lives-	the first death.
Guaranteed	Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed
Payments*	payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Payment Options

Length of Payments: Payments generally may be fixed or variable and may be made for
5-30 years. In certain cases a lump sum payment may be requested at any time (see below).
Nonlifetime-	Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the
Guaranteed	guaranteed payments, we will continue to pay the beneficiary the remaining payments.
Payments*	Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments, and we will not impose any early withdrawal charge.

Lump-sum Payment: If the Nonlifetime-Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one sum.
Calculation of Lump-sum Payments: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of any remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5%
assumed net investment rate for variable payments).
Lump-sum payment will be sent within seven calendar days after we receive the request for payment in good order at the address listed in “Contract Overview - Questions: Contacting the Company.”

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

PRO.75974-10	27

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority (FINRA) and the
Securities Investor Protection Corporation (“SIPC”). ING Financial Advisers, LLC’s principal office is located at
One Orange Way, Windsor, Connecticut 06095-4774.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers,
LLC or other broker-dealers that have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.
The following is a list of broker-dealers that are affiliated with the Company:

1) Directed Services LLC	6) ING Funds Distributor, LLC
2) ING America Equities, Inc.	7) ING Investment Advisors, LLC
3) ING Financial Advisers, LLC	8) ING Investment Management Services LLC
4) ING Financial Markets LLC	9) ShareBuilder Securities Corporation
5) ING Financial Partners, Inc.	10) Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. The commissions paid on transferred assets and recurring payments made during the first year of the participant account range from 2% to 6%. After the first year of the participant account, renewal commissions up to 3% may be paid on recurring payments up to the amount of the previous year’s payments, and commissions of up to 6% may be paid on recurring payments in excess of this amount. In addition, the Company may pay an asset-based commission ranging up to 0.25%. In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year, if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 6% of total premium payments.
To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to ING
Financial Advisers, LLC and other distributors affiliated with the company. [Laurie, would you please send me e-
mail confirmation whether commission numbers have or have not changed. Thank you.]

We may also enter into special compensation arrangements with certain selling firms based on those firms’
aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with premium payments received for a limited time period, within the maximum commission rates noted above. These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors. These special compensation arrangements may also be limited only to ING Financial Advisers, LLC and other distributors affiliated with the Company. Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

PRO.75974-10	28

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts, or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts, or which may be a flat dollar amount that varies based upon other factors including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts, or sell additional service features such as a common remitting program. [check for correct language]

In addition to direct cash compensation for sales of contracts described above, ING Financial Advisers, LLC may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•	Marketing/distribution allowances that may be based on the percentages of purchase payments received, the
	aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance
	products issued by the Company and/or its affiliates during the year;
•	Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to
	registered representatives). These loans may have advantageous terms, such as reduction or elimination of the
	interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned
	on sales;
•	Education and training allowances to facilitate our attendance at certain educational and training meetings to
	provide information and training about our products. We also hold training programs from time to time at our
	own expense;
•	Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their
	registered representatives who sell our products. We do not hold contests based solely on sales of this product;
•	Certain overrides and other benefits that may include cash compensation based on the amount of earned
	commissions, representative recruiting or other activities that promote the sale of contracts; and
•	Additional cash or noncash compensation and reimbursements permissible under existing law. This may
	include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to
	sporting events, client appreciation events, business and educational enhancement items, payment for travel
	expenses (including meals and lodging) to pre-approved training and education seminars, and payment for
	advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2009, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.
1)	SagePoint Financial, Inc.	14)	National Planning Corporation
2)	Symetra Investment Services, Inc.	15)	Morgan Keegan and Company, Inc.
3)	LPL Financial Corporation	16)	Multi-Financial Securities Corporation
4)	ING Financial Partners, Inc.	17)	Ameritas Investment Corp.
5)	Financial Network Investment Corporation	18)	Huckin Financial Group, Inc.
6)	Walnut Street Securities, Inc.®	19)	Securities America, Inc.
7)	Lincoln Financial Securities Corporation	20)	Wells Fargo Advisors, LLC
8)	NRP Financial, Inc.	21)	Northwestern Mutual Investment Services, LLC
9)	Valor Insurance Agency Inc.	22)	McGinn Smith & Co., Inc.
10)	NFP Securities, Inc.	23)	Tower Square Securities, Inc.
11)	American Portfolios Financial Services, Inc.	24)	NIA Securites, L.L.C.
12)	Lincoln Investment Planning, Inc.	25)	Financial Telesis Inc.
13)	Cadaret, Grant & Co., Inc.
If the amounts paid to ING Financial Advisers, LLC, were included, the amounts paid to ING Financial Advisers,
LLC would be first on the list.

PRO.75974-10		29

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements

>	The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations.
>	The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request.
>	At the direction of the contract holder, we may make payments to the contract holder, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.
TAX CONSIDERATIONS

In this Section	I. Introduction

I. Introduction	The contracts described in this prospectus are designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our
II. Qualified Contracts	understanding of current federal income tax laws affecting the contracts. The
U.S. federal income tax treatment of the contracts is complex and sometimes
III. Possible Changes in	uncertain. You should keep the following in mind when reading it:
Taxation
	>	Your tax position (or the tax position of the designated beneficiary, as
IV. Taxation of the		applicable) may influence federal taxation of amounts held or paid out
Company		under the contracts;

When consulting a tax adviser,	>	Tax laws change. It is possible that a change in the future could affect
be certain that he or she has		contracts issued in the past, including the contracts described in this
expertise in the Tax Code		prospectus.
sections applicable to your tax
concerns.	>	This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

	>	No assurance can be given that the Internal Revenue Services (“IRS”)
would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

	>	This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

	>	No assurance can be given that the Internal Revenue Services (“IRS”)
would not assert, or that a court would not sustain, a position contrary to any of those set forth below.


PRO.75974-10		30


We do not intend this information to be tax advice. For advice about the effect of federal income tax laws affecting the contracts, state tax laws or any other tax laws affecting the contracts or any transactions involving the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax qualified retirement arrangements.
Qualified Contracts
The contracts are available for purchase on a tax-qualified basis (qualified contracts).
Qualified contracts are designed for use by individuals and/or employers whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify as plans or programs entitled to special favorable income tax treatment under Tax Code section 401(a), 401(k), 403(a), or
403(b).

II. Taxation of Qualified Contracts

General
The tax rules applicable to owners of qualified contracts vary according to the type of qualified contract and the specific terms and conditions of the qualified contract. Qualified contracts are designed for use with Tax Code section 403(b) plans and plans under Tax Code section 401(a), 401(k), or 403(a) that are established by self-
employed individuals or unincorporated entities (HR 10 plans), or by corporations. (We refer to all of these as
“qualified plans.”) The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase payments from a qualified contract, depends on the type of qualified contract or program, and your tax position. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: (i) contributions in excess of specified limits; (ii) distributions before age 59½ (subject to certain exceptions); (iii) distributions that do not conform to specified commencement and minimum distribution rules; and (iv) other specified circumstances. Some qualified plans are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contracts with qualified plans. Contract owners, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent to be so bound.

Generally, contract owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek qualified legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral
Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as defined in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PRO.75974-10	31

Section 403(b) Tax-Deferred Annuities. The contracts are available as Tax Code section 403(b) tax-deferred annuities. Section 403(b) of the Tax Code allows employees of certain Tax Code section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee’s retirement.
In July 2007, the Treasury Department issued final regulations that were generally effective January 1, 2009. The final regulations include: (i) a written plan requirement; (ii) the ability to terminate a 403(b) plan, which would entitle a participant to a distribution; (iii) the replacement of IRS Revenue Ruling 90-24 with new exchange rules effective September 25, 2007 and requiring information sharing between the 403(b) plan sponsor and/or its delegate and the product provider as well as new plan-to-plan transfer rules (under these new exchange and transfer rules, the
403(b) plan sponsor can elect not to permit exchanges or transfers); and (iv) new distribution rules for 403(b)(1)
annuities that impose withdrawal restrictions on non-salary reduction contribution amounts in addition to salary reduction contribution amounts, as well as other changes.

Section 401(a), 401(k), 403(a) Plans. Sections 401(a), 401(k), and 403(a) of the Tax Code permit certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Employers intending to use the contract with such plans should seek qualified legal advice.

Contributions
In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with your tax adviser in connection with contributions to a qualified contract.

401(a), 401(k), 403(a), and 403(b) Plans. The total annual contributions by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $49,000 (as indexed for 2010). Compensation means your compensation for the year from the employer sponsoring the plan and, for years beginning after December 31,
1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $16,500. Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements, as applicable.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)	$5,500; or
(b)	The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Additional catch-up provisions may be available. For advice on using a catch-up provision, please consult with your tax adviser.
Distributions - General
Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

PRO.75974-10

401(a), 401(k), 403(a), or 403(b) Plans. All distributions from these plans are taxed as received unless one of the following is true:

>	The distribution is an eligible rollover distribution and is rolled over to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;
>	You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or
>	The distribution is a qualified health insurance premium of a retired public safety officer as defined in the
Pension Protection Act of 2006.

A payment is an eligible rollover distribution unless it is:

•	Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;
•	A required minimum distribution under Tax Code section 401(a)(9);
•	A hardship withdrawal;
•	Otherwise excludable from income; or
•	Not recognized under applicable regulations as eligible for rollover.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a contract used with a
401(a), 401(k), 403(a), or 403(b) plan that are attributable to rollovers from such plans unless certain exceptions, including one or more of the following, have occurred:

	a)	You have attained age 59½;
	b)	You have become disabled, as defined in the Tax Code;
	c)	You have died and the distribution is to your beneficiary;
	d)	You have separated from service with the sponsor at or after age 55;
	e)	The distribution amount is rolled over into another eligible retirement plan or to an IRA or Roth IRA in accordance with the terms of the Tax Code;
	f)	You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;
	g)	The distribution is made due to an IRS levy upon your plan;
	h)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order
(QDRO); or
	i)	The distribution is a qualified reservist distribution as defined under the Pension Protection Act of 2006
(401(k) and 403(b) plans only).

In addition, the 10% penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax
Code may provide other exceptions or impose other penalty taxes in other circumstances.

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon your retirement, death, disability, severance from employment, attainment of normal retirement age, attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006, or termination of the plan, in some instances. Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) Plans. Subject to the terms of your 401(k) plan, distributions from your 401(k) employee account, and possibly all or a portion of your 401(k) employer account, may only occur upon your retirement, death, attainment of age 59½, disability, severance from employment, financial hardship, or termination of the plan, in some instances.
Such distributions remain subject to other applicable restrictions under the Tax Code.

PRO.75974-10		33

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code section 403(b)(11) may only occur upon your death, attainment of age 59½, severance from employment, disability or financial hardship, or under other exceptions as provided for by the Tax Code or
Regulations. (See “Withdrawals - Withdrawal Restrictions.”) Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any contracts or participant accounts established on or after that date, the new
403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

Lifetime Required Minimum Distributions (Section 401(a), 401(k), 403(a), and 403(b) Plans)
To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

> Start date for distributions;
> The time period in which all amounts in your contract(s) must be distributed; and
> Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

> Under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or
> Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

> Over your life or the joint lives of you and your designated beneficiary; or
> Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.
50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.
Further information regarding required minimum distributions may be found in your contract or certificate.

PRO.75974-10 34

Required Distributions Upon Death (Section 401(a), 401(k), 403(a), and 403(b) Plans)
Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.
If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section
401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2010, your entire balance must be distributed to the designated beneficiary by
December 31, 2015. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

> Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or
> December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Withholding
Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), 403(a), and 403(b) Plans. Generally, distributions from these plans are subject to a mandatory
20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax
Code.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers
401(a), 401(k), 403(a), and 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

> A plan participant as a means to provide benefit payments;
> An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
> The Company as collateral for a loan.

Same-Sex Marriages. Pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code sections 72(s) and 401(a)(9) are currently
NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. In some states, to the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by
DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder’s spouse.

PRO.75974-10 35

III. Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the
Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.
OTHER TOPICS

Performance Reporting
We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns; and
> Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained.

We include all recurring charges during each period (e.g., sales and administrative expense charges, mortality and expense risk charges, and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable sales and administrative expense charges, insurance rider charges or the early withdrawal charge. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation.
Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

PRO.75974-10 36

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Under 401 plans and HR 10 plans, the contract holder generally has all voting rights. Under 403(b) plans, participants generally may instruct the contract holder how to vote shares attributable to their account, unless the plan provides otherwise. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

> During the accumulation phase, the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund.
> During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under the contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party.

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

> On any valuation date when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;
> When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable fairly to determine the value of the subaccount’s assets; or
> During any other periods the SEC may by order permit for the protection of investors.

PRO.75974-10 37

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Transfer of Ownership; Assignment
An assignment of a contract will only be binding on us if it is made in writing and sent to us at the address listed in
“Contract Overview - Questions: Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the
SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Income Phase Payments

Sales Material and Advertising

Experts

Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions:
Contacting the Company.”

PRO.75974-10

APPENDIX I
GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts about the Guaranteed Accumulation
Account. Please read the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a copy of the Guaranteed Accumulation Account prospectus by contacting us at the address or telephone number listed in “Contract Overview - Questions: Contacting the Company.”

In General. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,”
which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your representative or the Company to learn:

>	The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

>	The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the
Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond to, interest rates available on fixed income investments we may buy using deposits directed to Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, competitive factors, and whether an interest rate lock is being offered for that guaranteed term under certain contracts. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Interest Rate Lock. Certain contracts may provide a 45 day interest rate lock in connection with external transfers into Guaranteed Accumulation Account, which you must elect at the time you initiate the external transfer. Under this rate lock provision we will deposit external transfers to the deposit period offering the greater of (a) and (b)
where:

a)	is the guaranteed interest rate for the deposit period in effect at the time we receive the rate lock election; and
b)	is the guaranteed interest rate for the deposit period in effect at the time we receive an external transfer from your prior provider.

PRO.75974-10	39

This rate lock will be available to all external transfers received for 45 days from the date we receive a rate lock election. In the even we receive an external transfer after this 45 day time period, it will be deposition to the deposit period in effect at the time we receive the external transfer, and will earn the guaranteed interest rate for that guaranteed term. Only one rate lock may be in effect at one time per contract - once a rate lock has been elected, that rate lock will apply to all external transfers received during that 45 day period, and you may not elect to begin a new rate lock period during that 45 day period.

Amounts subject to the rate lock will not be deposited until the external transfer has been received, and will not be credited interest until deposited. This could result in the deposit being credited interest for a shorter term than if a rate lock had not been elected. The cost of providing a rate lock may be a factor we consider when determining the guaranteed interest rate for a deposit period, which impacts the guaranteed interest rate for all investors in that guaranteed term.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
> Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Accumulation Account prospectus;

> Tax Penalties and/or Tax withholding - See “Tax Considerations;” or

> Early Withdrawal Charge - See “Fees.”
We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed
Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

> If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.
> If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed
Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your representative or the Company to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

> Short-term - three years or less; or

> Long-term - 10 years or less, but more than three years.

At the end of a guaranteed term, your contract holder or you if permitted by the plan may:

> Transfer dollars to a new guaranteed term;

> Transfer dollars to other available investment options; or

> Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this section.

PRO.75974-10 40

Transfer of Account Dollars. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term. Transfers of the
Guaranteed Accumulation Account values at the end of a guaranteed term are not counted as one of the 12 free transfers allowed for an account per calendar year.

Income Phase. The Guaranteed Accumulation Account cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted by the plan) may notify us at least 30 days in advance to elect a variable payment option and to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Reinvesting Amounts Withdrawn from the Guaranteed Accumulation Account. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate, and guaranteed terms available on the date of reinvestment, will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal.

We will not credit your account for market value adjustments that were deducted at the time of withdrawal and also may not refund any taxes that were withheld.

PRO.75974-10

APPENDIX II
FIXED ACCOUNT

The Fixed Account is an investment option available during the accumulation phase under the contracts. Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about this option may be found in the contract.

General Disclosure

> Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the
Securities Act of 1933, as amended.
> Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.
> Disclosure in this Appendix regarding the Fixed Account has not been reviewed by the SEC.

Interest Rates

> The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends on the claims-paying ability of the Company. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

> Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed
Account, an early withdrawal charge may apply. See “Fees - Early Withdrawal Charge.”

Transfers. During the accumulation phase, the contract holder or you if permitted by the plan may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account.

By notifying us at the address listed in “Contract Overview - Questions: Contacting the Company” at least 30 days before income payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

PRO.75974-10 42

APPENDIX III
DESCRIPTION OF UNDERLYING FUNDS

Current Fund Name	Former Fund Name

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectus for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,”
by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information show on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through your contract, please see the cover page.

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Balanced Portfolio	ING Investments, LLC	Prior to July 15, 2010, the Portfolio seeks to
maximize investment return, consistent with
	Subadviser: ING Investment	reasonable safety of principal, by investing in
	Management Co.	a diversified portfolio of one or more of the
following asset classes: stocks, bonds and
cash equivalents, based on the judgment of
the Portfolio's management, of which of
those sectors or mix thereof offers the best
investment prospects.

Effective July 15, 2010, the Portfolio seeks
total return consisting of capital appreciation
(both realized and unrealized) and current
income; the secondary investment objective
is long-term capital appreciation.
ING Variable Funds – ING	ING Investments, LLC	Seeks to maximize total return through
Growth and Income		investments in a diversified portfolio of
Portfolio	Subadviser: ING Investment	common stocks and securities convertible
	Management Co.	into common stocks. It is anticipated that
capital appreciation and investment income
will both be major factors in achieving total
return.


PRO.75974-10	43

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
ING Intermediate Bond	ING Investments, LLC	Seeks to maximize total return consistent
Portfolio		with reasonable risk. The Portfolio seeks its
	Subadviser: ING Investment	objective through investments in a
	Management Co.	diversified portfolio consisting primarily of
debt securities. It is anticipated that capital
appreciation and investment income will
both be major factors in achieving total
return.
ING Money Market Portfolio*	ING Investments, LLC	Seeks to provide high current return,
consistent with preservation of capital and
	Subadviser: ING Investment	liquidity, through investment in high-quality
*There is no guarantee that	Management Co.	money market instruments while maintaining
the ING Money Market		a stable share price of $1.00.
Subaccount will have a
positive or level return.

ING Partners, Inc. – ING UBS	Directed Services LLC	Seeks long-term growth of capital and future
U.S. Large Cap Equity		income.
Portfolio	Subadviser: UBS Global
Asset Management
(Americas) Inc.

PRO.75974-10

APPENDIX IV

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2009, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2009, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2009 are not reflected in this information.

TABLE I
FINANCIAL INFORMATION FOR 403(b) AND HR 10 PLANS
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BALANCED PORTFOLIO
Value at beginning of period	$28.47	$39.99	$38.26	$35.14	$34.04	$31.43	$26.70	$30.072	$31.71	$32.208
Value at end of period	$33.60	$28.47	$39.99	$38.26	$35.14	$34.04	$31.43	$26.70	$30.072	$31.71
Number of accumulation units outstanding at end of period	19,758	19,915	21,363	23,881	31,620	50,975	50,033	55,399	84,038	93,990
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$161.47	$261.50	$245.94	$217.51	$203.16	$189.32	$151.68	$204.249	$252.842	$286.829
Value at end of period	$208.21	$161.47	$261.50	$245.94	$217.51	$203.16	$189.32	$151.68	$204.249	$252.842
Number of accumulation units outstanding at end of period	27,980	32,874	37,436	43,234	53,792	64,850	70,610	76,799	102,141	119,702
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$73.28	$80.95	$77.20	$75.00	$73.52	$70.88	$67.42	$62.918	$58.502	$53.945
Value at end of period	$80.86	$73.28	$80.95	$77.20	$75.00	$73.52	$70.88	$67.42	$62.918	$58.502
Number of accumulation units outstanding at end of period	6,309	7,112	7,454	7,565	7,811	9,414	10,961	14,923	15,084	18,880
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$53.14	$52.41	$50.47	$48.72	$47.90	$47.99	$48.16	$47.989	$47.509	$44.501
Value at end of period	$52.65	$53.14	$52.41	$50.47	$48.72	$47.90	$47.99	$48.16	$47.989	$47.509
Number of accumulation units outstanding at end of period	22,595	23,932	23,540	14,898	16,379	17,747	23,605	60,017	68,117	75,481
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$9.88	$16.61	$16.62	$14.70	$13.61	$12.01	$9.73	$13.116	$16.788	$17.796
Value at end of period	$12.86	$9.88	$16.61	$16.62	$14.70	$13.61	$12.01	$9.73	$13.116	$16.788
Number of accumulation units outstanding at end of period	1,221	1,221	1,222	1,317	2,075	4,785	4,690	4,693	9,964	13,713

TABLE II
FINANCIAL INFORMATION FOR 401 PLANS
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BALANCED PORTFOLIO
Value at beginning of period	$27.98	$39.38	$37.76	$34.74	$33.72	$31.18	$26.55	$29.954	$31.647	$32.205
Value at end of period	$32.97	$27.98	$39.38	$37.76	$34.74	$33.72	$31.18	$26.55	$29.954	$31.647
Number of accumulation units outstanding at end of period	18,482	18,796	21,735	25,550	27,483	29,769	30,265	28,567	30,860	41,042
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$207.42	$336.55	$317.14	$281.01	$262.97	$245.51	$197.07	$265.883	$329.769	$374.804
Value at end of period	$266.95	$207.42	$336.55	$317.14	$281.01	$262.97	$245.51	$197.07	$265.883	$329.769
Number of accumulation units outstanding at end of period	26,992	28,224	30,876	35,616	41,439	49,405	57,849	68,579	86,477	100,475

CFI 1

Condensed Financial Information (continued)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$73.34	$81.10	$77.41	$75.27	$73.85	$71.26	$67.84	$63.372	$58.977	$54.432
Value at end of period	$80.86	$73.34	$81.10	$77.41	$75.27	$73.85	$71.26	$67.84	$63.372	$58.977
Number of accumulation units outstanding at end of period	5,475	5,484	5,503	6,192	8,319	8,905	8,429	11,413	11,659	11,571
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$54.26	$53.48	$51.47	$49.66	$48.79	$48.85	$49.00	$48.793	$45.709	$45.192
Value at end of period	$53.79	$54.26	$53.48	$51.47	$49.66	$48.79	$48.85	$49.00	$48.793	$45.709
Number of accumulation units outstanding at end of period	3,817	3,905	6,649	6,938	3,704	4,406	7,983	10,125	22,866	28,488
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period						$9.11	$7.38	$9.939	$12.713	$13.469
Value at end of period						$9.28	$9.11	$7.38	$9.939	$12.713
Number of accumulation units outstanding at end of period						0	603	603	603	2,584

TABLE III
FINANCIAL INFORMATION FOR 401 PLANS
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000
ING BALANCED PORTFOLIO
Value at beginning of period	$28.80	$40.44	$38.67	$35.49	$34.36	$31.70	$26.92	$30.298	$31.93	$32.412
Value at end of period	$34.02	$28.80	$40.44	$38.67	$35.49	$34.36	$31.70	$26.92	$30.298	$31.93
Number of accumulation units outstanding at end of period	952	9,976	9,739	11,592	11,321	13,512	12,931	14,400	22,073	38,739
ING GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$213.51	$345.57	$324.81	$287.09	$267.99	$249.58	$199.83	$268.938	$332.719	$377.218
Value at end of period	$275.47	$213.51	$345.57	$324.81	$287.09	$267.99	$249.58	$199.83	$268.938	$332.719
Number of accumulation units outstanding at end of period	6,001	7,632	7,891	13,075	20,527	21,776	21,164	18,698	47,243	54,076
ING INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$74.63	$82.40	$78.53	$76.25	$74.70	$71.97	$68.41	$63.808	$59.293	$54.642
Value at end of period	$82.40	$74.63	$82.40	$78.53	$76.25	$74.70	$71.97	$68.41	$63.808	$59.293
Number of accumulation units outstanding at end of period	21	16	220	1,106	1,066	2,028	1,966	2,461	8,586	7,879
ING MONEY MARKET PORTFOLIO
Value at beginning of period	$54.26	$53.48	$51.47	$49.66	$48.79	$48.85	$49.00	$48.793	$47.509	$45.192
Value at end of period	$53.79	$54.26	$53.48	$51.47	$49.66	$48.79	$48.85	$49.00	$48.793	$47.509
Number of accumulation units outstanding at end of period	186	159	142	2,013	1,958	1,745	1,652	2,491	12,745	18,453
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
Value at beginning of period	$7.52	$12.63	$12.63	$11.16	$10.33	$9.11	$7.38	$9.939	$12.713	$13.469
Value at end of period	$9.79	$7.52	$12.63	$12.63	$11.16	$10.33	$9.11	$7.38	$9.939	$12.713
Number of accumulation units outstanding at end of period	2,539	2,117	2,213	1,625	1,403	3,809	3,647	806	8,062	7,855

CFI 2

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of a Variable Account C Installment and Single Purchase Payment Variable Annuity
Prospectus dated April 30, 2010, as well as all current prospectuses pertaining to the variable investment options available under the contracts.
Please send an Account C Statement of Additional Information (Form No. SAI.75974-10) dated April 30, 2010.

CONTRACT HOLDER’ S SIGNATURE

DATE

PRO.75974-10

PART B

VARIABLE ANNUITY ACCOUNT C
OF
ING LIFE INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated April 30, 2010

Group Variable Retirement Annuity Contracts for Tax-Deferred Annuity Plans
Under Section 403(b), Qualified 401 Plans, and HR 10 Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus dated April 30, 2010. The contracts offered in connection with the prospectus are group deferred variable annuity contracts funded through Variable Annuity Account C (the “separate account”).

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING Life Insurance and Annuity Company
USFS Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, Connecticut 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Sales Material and Advertising	4
Experts	5
Financial Statements of the Separate Account	S-1
Consolidated Financial Statements of ING Life Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the “Company,” we, us, our) is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance
Company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and
Annuity Company.

The Company is an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut
Holdings Inc. The Company is engaged in the business of issuing life insurance policies and annuity contracts. Our
Home Office is located at One Orange Way, Windsor, Connecticut 06095-4774.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs from the funds or affiliates of the funds used as funding options under the contract. See “Fees”
in the prospectus.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectus and statement of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING
Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING
Financial Advisers, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor
Protection Corporation. ING Financial Advisers, LLC’s principal office is located at One Orange Way, Windsor,
Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections titled “Contract Purchase and Participation” and “Your Account Value.”
Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31,
2009, 2008 and 2007 amounted to $44,259,566.54 $43,901,529.15 and $44,267,199.63, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of registered variable annuities issued by Variable Annuity Account C of ING Life
Insurance and Annuity Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first payment for each
$1,000 of value applied. When you select variable income payments, your account value purchases Annuity Units of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.
When the income phase begins, the annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and (b) is the then current
Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was
$13.650000. This produces a total value of $40,950.

3

Assume also that no premium tax charge is payable and that the Annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit upon the valuation on which the first payment was due was
$13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account
30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation
($13.400000 from above) to produce an annuity unit value of $13.4059289 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and
Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-
deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

4

EXPERTS
The statements of assets and liabilities of the Variable Annuity Account C of ING Life Insurance and Annuity
Company, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of ING Life Insurance and
Annuity Company as of December 31, 2009 and 2008, and for each of the three years in the period ended
December 31, 2009, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308.


5

Form No. SAI.75974-10	ILIAC Ed. April 2010

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2009
		-	Statements of Operations for the year ended December 31, 2009
		-	Statements of Changes in Net Assets for the years ended December 31, 2009 and 2008
		-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Statements of Operations for the years ended December 31,
2009, 2008 and 2007
		-	Consolidated Balance Sheets as of December 31, 2009 and 2008
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2009, 2008 and 2007
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2009, 2008 and 2007
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C ·Incorporated by reference to
Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No.
033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Standard Form of Broker-Dealer Agreement ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC ·Incorporated by reference to
Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No.
033-75996), as filed on December 20, 2006.
	(4.1)		Variable Annuity Contract (HR10-DUA-GIA) ·Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75974), as filed on February 28, 1997.
	(4.2)		Variable Annuity Contract (GA-UPA-GO) ·Incorporated by reference to Post-
Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-
75974), as filed on February 28, 1997.
	(4.3)		Endorsement EFUND97 to Contracts HR10-DUA-GIA and GA-UPA-GO ·

Incorporated by reference to Post-Effective Amendment No. 23 to Registration
Statement on Form N-4 (File No. 033-75974), as filed on April 24, 2009.
(4.4)	Endorsement EGAA(9/98) to Contract HR10-DUA-GIA ·Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement on Form N-4 (File No.
033-75974), as filed on April 24, 2009.
(4.5)	Endorsement (EG401-GIE-98) to Contracts HR10-DUA-GIA and GA-UPA-GO ·
Incorporated by reference to Post-Effective Amendment No. 10 to Registration
Statement on Form N-4 (File No. 033-75974), as filed on April 15, 1999.
(4.6)	Endorsement EEGTRRA-CORP(01) to Contracts HR10-DUA-GIA and
GA-UPA-GO ·Incorporated by reference to Post-Effective Amendment No. 15 to
Registration Statement on Form N-4 (File No. 033-75974), as filed on April 12, 2002.
(4.7)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(5)	Not applicable
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of
ING Life Insurance and Annuity Company ·Incorporated by reference to ING Life
Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.
(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 ·Incorporated by reference to the ING Life Insurance and
Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on
March 31, 2008.
(7)	Not applicable
(8.1)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Registration Statement on Form N-4
(File No. 333-56297), as filed on June 8, 1998.
(8.2)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No.
333-56297), as filed on December 14, 1998.
(8.3)	Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series,
Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment
Management, Inc. ·Incorporated by reference to Post-Effective Amendment No. 19 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16,
2000.
(8.4)	Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and
Aeltus Investment Management, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as
filed on April 4, 2000.
(8.5)	Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of
May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February
11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by reference to
Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No.
333-01107), as filed on April 4, 2000.
(8.6)	Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and
Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. ·Incorporated by
reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4
(File No. 333-01107), as filed on April 13, 2001.
(8.7)	Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11,
2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity
Company, Aeltus Investment Management, Inc. and Aetna Variable Fund, Aetna
Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET
Fund, on behalf of each of its series, Aetna Generations Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.8)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to
Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.
(8.9)	Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service
Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc.
and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna
Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment
No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on
December 14, 1998.
(8.10)	Second Amendment dated February 11, 2000 to Service Agreement effective as of
May 1, 1998 and amended on November 4, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series,
Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-
Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on April 4, 2000.
(8.11)	Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1,
1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus
Investment Management, Inc. and Aetna Life Insurance and Annuity Company in
connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and
Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4
(File No. 333-01107), as filed on April 4, 2000.
(8.12)	Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment
Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11,
2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life
Insurance and Annuity Company in connection with the sale of shares of Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios,
Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series ·Incorporated by reference to Post-Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 13, 2004.
(8.13)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services,

LLC ·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.14)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to
be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and
Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to
Participation Agreement dated November 28, 2001 ·Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(8.15)	Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and
Annuity Company and ING Financial Advisers, LLC to the Participation Agreement
dated as of November 28, 2001 and subsequently amended on March 5, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 28 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.16)	Amendment dated November 1, 2004 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002 and
May 1, 2003 ·Incorporated by reference to Post-Effective Amendment No. 20 to
Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.
(8.17)	Amendment dated April 29, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002,
May 1, 2003 and November 1, 2004 ·Incorporated by reference to Post-Effective
Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as
filed on April 11, 2006.
(8.18)	Amendment dated August 31, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1,
2003, November 1, 2004 and April 29, 2005 ·Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-
81216), as filed on April 11, 2006.
(8.19)	Amendment dated December 7, 2005 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002,
May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 ·Incorporated
by reference to Post-Effective Amendment No. 32 to Registration Statement on Form
N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.20)	Amendment dated April 28, 2006 to the Participation Agreement between ING
Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers,
LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002,
May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005 and December 7,
2005 ·Incorporated by reference to Registration Statement on Form N-4 (File No.
333-134760), as filed on June 6, 2006.

(8.21)	Selling and Services Agreement made and entered into as of November 28, 2001 by and among Aetna Investment Services, LLC, Aetna Life Insurance and Annuity
Company and Portfolio Partners, Inc. ·Incorporated by reference to Post-Effective
Amendment No. 55 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 8, 2010.
(8.22)	First Amendment to Selling and Services Agreement dated as of July 1, 2009 by and between ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company), ING Institutional Plan Services, LLP, ING Financial Advisers,
LLC (formerly Aetna Investment Services, Inc.), and ING Partners, Inc. (formerly
Portfolio Partners, Inc.) · Incorporated by reference to Post-Effective Amendment No.
55 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2010.
(8.23)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company
·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.24)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING
Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company
(to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001
·Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(8.25)	Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life
Insurance and Annuity Company to the Shareholder Servicing Agreement (Service
Class Shares) dated November 27, 2001, as amended on March 5, 2002 ·Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on April 10, 2003.
(8.26)	Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003 ·
Incorporated by reference to Initial Registration Statement on Form N-4 (File No.333-
134760), as filed on June 6, 2006.
(8.27)	Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and
November 1, 2004 ·Incorporated by reference to Post Effective Amendment No. 32 to
Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.28)	Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004 and April 29, 2005 ·Incorporated by reference to Initial
Registration Statement on Form N-4 (File No.333-134760), as filed on June 6, 2006.

(8.29)	Amendment dated April 28, 2006 to the Shareholder Servicing Agreement (Service
Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity
Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003,
November 1, 2004, April 29, 2005 and December 7, 2005 ·Incorporated by reference to Registration Statement on Form N-4 (File No. 333-134760), as filed on June 6,
2006.
(8.30)	Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING
National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life
Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of
Denver Insurance Company and Systematized Benefits Administrators Inc. ·
Incorporated by reference to Post-Effective Amendment No. 50 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.
(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13.1)	Powers of Attorney
(13.2)	Authorization for Signatures ·Incorporated by reference to Post-Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 033-75986), as
filed on April 12, 1996.

Item 25. Directors and Officers of the Depositor*
Name and Principal	Positions and Offices with
Business Address	Depositor
Catherine H. Smith[1]	President and Director
Thomas J. McInerney[1]	Director and Chairman
Donald W. Britton[2]	Director
Robert G. Leary[3]	Director
Ewout L. Steenbergen[3]	Director, Executive Vice President and Chief
Financial Officer
Lynne R. Ford[3]	Executive Vice President
Michael S. Smith[4]	Director
Steven T. Pierson[2]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[1]	Senior Vice President and Chief Actuary
Boyd G. Combs[2]	Senior Vice President, Tax
Brian D. Comer[1]	Senior Vice President
Ralph R. Ferraro[1]	Senior Vice President
Mark B. Kaye[4]	Senior Vice President
Richard T. Mason[1]	Senior Vice President
Shaun P. Mathews[5]	Senior Vice President
Timothy T. Matson[1]	Senior Vice President
David S. Pendergrass[2]	Senior Vice President and Treasurer
Stephen J. Preston[4]	Senior Vice President
Ronald R. Barhorst[1]	Vice President
Bradley E. Barks[2]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Jeoffrey A. Block[6]	Vice President
Dianne Bogoian[1]	Vice President
Mary A. Broesch[4]	Vice President and Actuary
Cynthia M. Brooks[2]	Vice President
Kevin P. Brown[1]	Vice President
Anthony V. Camp[1]	Vice President
Kevin L. Christensen[6]	Vice President
Nancy D. Clifford[1]	Vice President
Ida I. Colon[1]	Vice President and Chief Compliance Officer
Matthew L. Condos[1]	Vice President and Actuary
Patricia M. Corbett[6]	Vice President
Kimberly Curley[7]	Vice President and Actuary
William Delahanty[2]	Vice President
Joseph Elmy[2]	Vice President, Tax
Patricia L. Engelhardt[1]	Vice President
Ronald E. Falkner[1]	Vice President, Corporate Real Estate
John P. Foley[2]	Vice President, Investments
Julie A. Foster[6]	Vice President
Molly A. Garrett[1]	Vice President
Robert A. Garrey[1]	Vice President
Lisa S. Gilarde[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Brian K. Haendiges[1]	Vice President
Daniel P. Hanlon[1]	Vice President
Terry D. Harrell	Vice President
7695 N. High Street
Columbus, OH 43235
Christine Hurtsellers[2]	Vice President
Mark E. Jackowitz	Vice President
22 Century Hill Drive, Suite 101
Latham, NY 12110
William S. Jasien	Vice President
12701 Fair Lakes Circle, Ste. 470
Fairfax, VA 22033
David A. Kelsey[1]	Vice President
Kenneth E. Lacy[2]	Vice President
Richard K. Lau[4]	Vice President and Actuary
William H. Leslie, IV1	Vice President and Actuary
Frederick C. Litow[2]	Vice President
Laurie A. Lombardo[1]	Vice President
William L. Lowe[1]	Vice President
Alan S. Lurty[4]	Vice President
Christopher P. Lyons[2]	Vice President, Investments
Gilbert E. Mathis[2]	Vice President, Investments
Gregory R. Michaud[2]	Vice President, Investments
Paul L. Mistretta[2]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Depositor
Michael J. Murphy[4]	Vice President
Todd E. Nevenhoven[6]	Vice President
Tracey Polsgrove[1]	Vice President and Actuary
Deborah J. Prickett[6]	Vice President
Robert A. Richard[1]	Vice President
Linda E. Senker[4]	Vice President, Compliance
Spencer T. Shell[2]	Vice President, Assistant Treasurer and Assistant
Secretary
Frank W. Snodgrass	Vice President
9020 Overlook Blvd.
Brentwood, TN 37027
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
Sandra L. Stokley[6]	Vice President
Alice Su4	Vice President and Actuary
Lisa A. Thomas[1]	Vice President and Appointed Actuary
Eugene M. Trovato[1]	Vice President
Mary A. Tuttle[7]	Vice President
William J. Wagner[7]	Vice President
Kurt W. Wassenar[2]	Vice President, Investments
Christopher R. Welp[6]	Vice President
Mary Bebe Wilkinson[3]	Vice President
Kristi L. Wohlwend[6]	Vice President, Compliance
Scott N. Shepherd[1]	Actuary

Name and Principal	Positions and Offices with
Business Address	Depositor
Joy M. Benner[8]	Secretary
Armand Aponte[3]	Assistant Secretary
Eric G. Banta[7]	Assistant Secretary
Jane A. Boyle[1]	Assistant Secretary
Linda H. Freitag[2]	Assistant Secretary
Beth Halberstadt[9]	Assistant Secretary
Daniel F. Hinkel[2]	Assistant Secretary
Joseph D. Horan[2]	Assistant Secretary
Megan A. Huddleston[1]	Assistant Secretary
Rita J. Kummer[2]	Assistant Secretary
Susan A. Masse[1]	Assistant Secretary
Terri W. Maxwell[2]	Assistant Secretary
James M. May, III[2]	Assistant Secretary
James Mayer[9]	Assistant Secretary
Tina M. Nelson[8]	Assistant Secretary
Melissa A. O’Donnell[8]	Assistant Secretary
Randall K. Price[7]	Assistant Secretary
Patricia M. Smith[1]	Assistant Secretary
Susan M. Vega[8]	Assistant Secretary
Diane I. Yell[10]	Assistant Secretary
Terry L. Owens[2]	Tax Officer
James H. Taylor[2]	Tax Officer
* These individuals may also be directors and/or officers of other affiliates of the Company.

1	The principal business address of these directors and these officers is One Orange Way
	Windsor,	Connecticut 06095.
2	The principal business address of this director and these officers is 5780 Powers Ferry Road,
	N.	W., Atlanta, Georgia 30327.
3	The principal business address of these directors and these officers is 230 Park Avenue,
	New	York, New York 10169.
4	The principal business address of this director and these officers is 1475 Dunwoody Drive,
	West	Chester, Pennsylvania 19380-1478.
5	The principal business address of this officer is 10 State House Square, Hartford,
	Connecticut	06103.
6	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
7	The principal business address of these officers is 1290 Broadway, Denver, Colorado
80203.
8	The principal business address of these officers is 20 Washington Avenue South,
	Minneapolis,	Minnesota 55401.
9	The principal business address of these officers is One Heritage Drive, North Quincy,
	Massachusetts	02171-2105.
10	The principal address of this officer is 100 Washington Square, Minneapolis, Minnesota
55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 28 in Post-Effective Amendment No. 28 to Registration
Statement on Form N-6 for Select*Life Variable Account of ReliaStar Life Insurance Company
(File No. 033-57244), as filed with the Securities and Exchange Commission on April 6, 2010.

Item 27. Number of Contract Owners

As of February 28, 2010, there were 637,155 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity
Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to
Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of
CGS regarding indemnification of officers, employees and agents of Connecticut corporations.
These statutes provide in general that Connecticut corporations incorporated prior to January 1,
1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-
775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to
Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, ING America
Insurance Holdings, Inc. maintains Professional Liability and fidelity bond insurance policies issued by an international insurer. The policies cover ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling financial interest of 50% or more. These policies include the principal underwriter, as well as the depositor and any/all assets under the care, custody and control of ING America Insurance Holdings, Inc.
and/or its subsidiaries. The policies provide for the following types of coverage: errors and omissions/professional liability, employment practices liability and fidelity/crime.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a) In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:
Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Ronald R. Barhorst	Director and President
4225 Executive Square
La Jolla, California 92037
Randall L. Ciccati[1]	Director
Brian D. Comer[1]	Director and Senior Vice President
William Wilcox[1]	Director
Boyd G. Combs[2]	Senior Vice President, Tax
Daniel P. Hanlon[1]	Senior Vice President
William Jasien[3]	Senior Vice President
M. Bishop Bastien	Vice President
980 Ninth Street
Sacramento, CA 95814
Nancy B. Bocella[1]	Vice President
Dianne Bogoian[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter

Chris Cokinis[4]	Vice President
William P. Elmslie	Vice President
New York, New York
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon	Vice President
10740 Nall Ave., Ste. 120
Overland Park, KS 66211
Mark E. Jackowitz	Vice President
22 Century Hill Dr., Ste 101
Latham, NY 12110
Dave Kaherl[1]	Vice President
David Kelsey[1]	Vice President
Barbara Kesterson[4]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner, Jr.	Vice President
Richardson, Texas
Katherine E. Lewis	Vice President
2675 N Mayfair Road, Ste. 501
Milwaukee, WI 53226
David J. Linney	Vice President
2900 N. Loop W., Ste. 180
Houston, TX 77092
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill	Vice President
2841 Plaza Place, Ste. 210
Raleigh, NC 27612
Richard T. Mason[1]	Vice President
Pamela L. Mulvey[1]	Vice President
Brian J. Murphy[1]	Vice President

Name and Principal	Positions and Offices with
Business Address	Principal Underwriter
Scott T. Neeb	Vice President
4600 Ulster Street
Denver, CO 80237
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Michael J. Pise[1]	Vice President
Spencer T. Shell[2]	Vice President and Assistant Treasurer
Frank W. Snodgrass	Vice President
150 4th Ave., N., Ste. 410
Nashville, TN 37219
Christina M. Starks	Vice President
2000 21st Avenue NW
Minot, North Dakota 58703
Carl P. Steinhilber[1]	Vice President
S. Bradford Vaughan, Jr.	Vice President
601 Union St., Ste. 810
Seattle, WA 98101
Judeen T. Wrinn[1]	Vice President
Nancy S. Stillman[1]	Assistant Vice President
William Wilcox[1]	Chief Compliance Officer
Kristin H. Hultgren[1]	Chief Financial Officer
Joy M. Benner[5]	Secretary
John Cecere[1]	Assistant Secretary
Tina M. Nelson[5]	Assistant Secretary
Melissa A. O’Donnell[5]	Assistant Secretary
Randall K. Price[5]	Assistant Secretary
Susan M. Vega[5]	Assistant Secretary

Name and Principal		Positions and Offices with
Business Address		Principal Underwriter

Glenn A. Black[2]		Tax Officer

Terry L. Owens[2]		Tax Officer

James H. Taylor[2]		Tax Officer

1	The principal business address of these directors and these officers is One Orange Way,
Windsor, Connecticut 06095-4774.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta,
Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470,
Fairfax, Virginia 22033.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa
50309.
5	The principal business address of these officers is 20 Washington Avenue South,
Minneapolis, Minnesota 55401.

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

ING Financial				$44,259,566.54
Advisers, LLC

*	Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity
Company during 2009.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940
Act and the rules under it relating to the securities described in and issued under this Registration
Statement are maintained by ING Life Insurance and Annuity Company at One Orange Way,
Windsor, Connecticut 06095-4774 and at ING Americas at 5780 Powers Ferry Road, Atlanta,
Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)	to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents that it is relying upon and complies with the provisions of
Paragraphs (1) through (4) of the SEC Staff’s No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Council of Life Insurance; SEC
No-Action letter, [1988 WL 1235221 *13 (S.E.C.)].

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its
Registration Statement on Form N-4 (File No. 033-75974) and has duly caused this Post-Effective
Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of
Windsor, State of Connecticut, on the 21st day of April, 2010.

VARIABLE ANNUITY ACCOUNT C OF
ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)

	By:	ING LIFE INSURANCE AND ANNUITY
COMPANY
(Depositor)

	By:	Catherine H. Smith*
Catherine H. Smith
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 25 to the
Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title			Date

Catherine H. Smith*	President and Director		)
Catherine H. Smith	(principal executive officer))
)
Thomas J. McInerney*	Director and Chairman		)	April
Thomas J. McInerney			)	21, 2010
)
Donald W. Britton*	Director		)
Donald W. Britton			)
)
Robert G. Leary*	Director		)
Robert G. Leary			)
)
Ewout L. Steenbergen*	Director, Executive Vice President and Chief Financial		)
Ewout L. Steenbergen	Officer		)
)
Michael S. Smith*	Director		)
Michael S. Smith			)
)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer	)
Steven T. Pierson		)

By: /s/Michael A. Pignatella
Michael A. Pignatella
*Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C
EXHIBIT INDEX
Exhibit No.	Exhibit
24(b)(9)	Opinion and Consent of Counsel
24(b)(10)	Consent of Independent Registered Public Accounting Firm
24(b)(13.1)	Powers of Attorney